S000048336 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%	14.29%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.60%	8.67%	11.01%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	10.31%	2.98%	10.55%
Bridge Builder Small/Mid Cap Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		8.31%	4.14%	10.91%
Bridge Builder Small/Mid Cap Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.38%	2.80%	9.51%
Bridge Builder Small/Mid Cap Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.00%	3.00%	8.68%

[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 non-mega cap companies based on a combination of their market cap and current index membership. The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values. The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
[2]	Effective October 28, 2026, the Fund changed its secondary benchmark from the Russell 2500® Growth Index to the Russell Midcap® Index because the Adviser believes that the Russell Midcap® Index is more appropriate in light of the Fund’s current investment strategy.